Label	Element	Value
Arch Indices VOI Absolute Income ETF | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	28.00%
Arch Indices VOI Absolute Income ETF | Blue Owl Capital Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Arch Indices VOI Absolute Income ETF | Ares Capital Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Arch Indices VOI Absolute Income ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Arch Indices VOI Absolute Income ETF | PIMCO Dynamic Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Arch Indices VOI Absolute Income ETF | BCE, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Arch Indices VOI Absolute Income ETF | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Arch Indices VOI Absolute Income ETF | CME Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Arch Indices VOI Absolute Income ETF | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Arch Indices VOI Absolute Income ETF | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Arch Indices VOI Absolute Income ETF | Utilities Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Arch Indices VOI Absolute Income ETF | Communications Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Arch Indices VOI Absolute Income ETF | Technology Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Arch Indices VOI Absolute Income ETF | Healthcare Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Arch Indices VOI Absolute Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Arch Indices VOI Absolute Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Arch Indices VOI Absolute Income ETF | Materials Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Arch Indices VOI Absolute Income ETF | Energy Sector [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Arch Indices VOI Absolute Income ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.20%
Arch Indices VOI Absolute Income ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Arch Indices VOI Absolute Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	55.10%